Trade and other receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and other receivables
10.	Trade and other receivables

	December 31, 2019	December 31, 2018

Trade receivables and other	$21,284	$14,623

Due from related parties (Note 22)	5,763	15,641

	$27,047	$30,264